Summary of significant accounting policies - Changes in accounting policies - Impacts in income statement restated (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Selling, general and administrative expenses	€ (105,445)	€ (77,205)	[1]	€ (66,433)	[1]
Total operating income and (expenses)	(110,547)	(77,187)	[1]	(70,184)	[1]
Operating income	40,996	48,556	[1]	62,707	[1]
Income before taxes	236,980	25,840	[1]	56,675	[1]
Deferred tax income (expense)	(5,066)	(7,497)	[1]	(6,735)	[1]
Total taxes	(21,470)	(19,562)	[1]	(19,363)	[1]
Net income	€ 215,510	€ 6,278	[1]	€ 37,312	[1]
Net income per share (basic)	€ 1.30	€ 0.04	[1]	€ 0.25	[1]
Net income per share (diluted)	€ 1.30	€ 0.04	[1]	€ 0.25	[1]
Formerly reported
Disclosure of initial application of standards or interpretations [line items]
Selling, general and administrative expenses		€ (77,238)		€ (66,546)
Total operating income and (expenses)		(77,220)		(70,297)
Operating income		48,523		62,594
Income before taxes		25,807		56,562
Deferred tax income (expense)		(7,490)		(6,706)
Total taxes		(19,555)		(19,334)
Net income		€ 6,252		€ 37,228
Net income per share (basic)		€ 0.04		€ 0.25
Net income per share (diluted)		€ 0.04		€ 0.25
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Selling, general and administrative expenses		€ 33		€ 113
Total operating income and (expenses)		33		113
Operating income		33		113
Income before taxes		33		113
Deferred tax income (expense)		(7)		(29)
Total taxes		(7)		(29)
Net income		€ 26		€ 84

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”